SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Inventories (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Write-downs inventories	$ 0	$ 0	$ 0